Income Taxes - Schedule of Components of Income/(Loss) Before Income Tax (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		13 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jul. 30, 2019	Jul. 30, 2018
Local	$ (142,419)	$ (14,724)	$ (279,476)	$ (33,977)			$ (76,309)	$ (261,918)
Loss before income tax	(231,750)	64,250	(338,931)	(135,481)	$ (519,642)	$ (124,940)	$ (519,642)	$ (124,940)
Labuan [Member]
Foreign	(55,587)	59,674	(4,174)	(45,576)	(2,777)	134,806
Hong Kong [Member]
Foreign	$ (33,744)	$ 19,300	$ (55,281)	$ (55,928)	$ (440,556)	$ 2,172